ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Accrued compensation expense	$ 579,207	$ 663,404
Accrued research and development	460,219	859,053
Accrued professional fees	1,040,184	55,787
Other accounts payable and accrued expenses	42,283	28,063
Totals	$ 2,121,893	$ 1,606,307